Consolidated Statements of Changes in Equity - EUR (€) € in Thousands	Total	Issued Capital [member]	Share Premium [member]	Foreign Currency Translation Reserve [member]	Share-based Payment Reserve [member]	Accumulated Deficit [member]
Equity at Dec. 31, 2017	€ 187,211	€ 4,967	€ 422,675	€ (14)	€ 22,793	€ (263,210)
Statement [LineItems]
Loss for the year	(130,097)					(130,097)
Other comprehensive income/(loss), net of tax	17			17
Total comprehensive income/(loss)	(130,080)			17		(130,097)
Share-based payment (Note 7)	19,652				19,652
Capital increase	216,385	692	215,693
Cost of capital increase	(13,118)		(13,118)
Equity at Dec. 31, 2018	280,050	5,659	625,250	3	42,445	(393,307)
Statement [LineItems]
Loss for the year	(218,016)					(218,016)
Other comprehensive income/(loss), net of tax	(37)			(37)
Total comprehensive income/(loss)	(218,053)			(37)		(218,016)
Share-based payment (Note 7)	37,486				37,486
Capital increase	529,332	784	528,548
Cost of capital increase	(31,701)		(31,701)
Equity at Dec. 31, 2019	597,114	6,443	1,122,097	(34)	79,931	(611,323)
Statement [LineItems]
Loss for the year	(418,955)					(418,955)
Other comprehensive income/(loss), net of tax	(42)			(42)
Total comprehensive income/(loss)	(418,997)			(42)		(418,955)
Share-based payment (Note 7)	53,170				53,170
Capital increase	638,797	774	638,023
Cost of capital increase	(31,373)		(31,373)
Equity at Dec. 31, 2020	€ 838,711	€ 7,217	€ 1,728,747	€ (76)	€ 133,101	€ (1,030,278)